DRINKER BIDDLE & REATH LLP
191 North Wacker Drive
Suite 3700
Chicago, IL 60606-1698
Telephone:  312-569-1000
Facsimile:  312-569-3000
www.drinkerbiddle.com
March 15, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Community Reinvestment Act Qualified Investment Fund (the “Trust”) –
Post-Effective Amendment No. 23 (Registration No. 333-71703)

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 23, and for filing under the Investment Company Act of 1940, as amended, is Amendment No. 25, to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.  The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of a new series of the Trust, the CCM Hedged Income Fund.  Immediately prior to the effective date of the Amendment, the Trust intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 Act to respond to any staff comments on the Amendment, finalize certain disclosure and file certain exhibits.

Please note that on the effective date of the Amendment, the Trust intends to change its name to Community Capital Trust and the Trust’s existing series will be known as The Community Reinvestment Act Qualified Investment Fund.

Questions and comments may be directed to the undersigned at (312) 569-1107 or, in the undersigned’s absence, to Mary Jo Reilly at (215) 988-1137.

Sincerely yours

/s/ David L. Williams
David L. Williams